Earnings Per Share - Components of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 4,959		$ 6,914		$ 7,096
Preferred dividends	(304)	[1]	(302)	[2]	(282)	[3]
Impact of preferred stock call	(13)
Earnings allocated to participating stock awards	(21)		(29)		(30)
Net income applicable to U.S. Bancorp common shareholders	$ 4,621		$ 6,583		$ 6,784
Average common shares outstanding	1,509		1,581		1,634
Net effect of the exercise and assumed purchase of stock awards	1		2		4
Average diluted common shares outstanding	1,510		1,583		1,638
Earnings per common share	$ 3.06		$ 4.16		$ 4.15
Diluted earnings per common share	$ 3.06		$ 4.16		$ 4.14

[1]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J, Series K and Series L Non-Cumulative Perpetual Preferred Stock of $3,558.332, $889.58, $1,625.00, $1,287.52, $1,281.25, $1,325.00, $1,375.00 and $203.13, respectively.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J and Series K Non-Cumulative Perpetual Preferred Stock of $3,654.95, $887.15, $1,625.00, $1,287.52, $1,281.25, $1,325.00 and $1,375.00, respectively.
[3]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J and Series K Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.15, $1,625.00, $1,287.52, $1,281.25, $1,325.00 and $576.74, respectively.